SCHEDULE OF REVENUES, SIGNIFICANT SEGMENT EXPENSES, OTHER SEGMENT ITEMS AND THE MEASURE OF SEGMENT PROFIT OR LOSS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting [Line Items]
Revenue	$ 433,784	$ 471,198
Cost of revenue	316,938	308,320
Selling and marketing	24,952	26,860
General and administrative	98,678	115,390
Interest income, net	(38)	(25)
Other expense, net	1,130	538
Other segment items
Net income (loss)	(7,876)	20,115	$ (89,931)
Single Segment [Member]
Segment Reporting [Line Items]
Revenue	433,784	471,198
Cost of revenue	316,938	308,320
Selling and marketing	24,952	26,860
General and administrative	98,678	115,390
Interest income, net	(38)	(25)
Other expense, net	1,130	538
Other segment items
Net income (loss)	$ (6,784)	$ 20,628